CONSOLIDATED AND COMBINED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED AND COMBINED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY
Fair value changes of mandatorily redeemable noncontrolling interest, exchangeable notes and convertible notes due to instrument - specific credit risk, income taxes	$ 0	$ 0	$ 0
Foreign currency translation adjustment, income taxes	$ 0	$ 0	$ 0